Nature of Operations and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Overview

Greenwave Technology Solutions, Inc. (“Greenwave” or the “Company”) is a technology company focused on developing cloud-based solutions to deliver informative content and improve operating efficiencies. The Company was incorporated in the State of Delaware on April 26, 2013 under the name MassRoots, Inc.

Our unaudited condensed consolidated financial statements include the accounts of DDDigtal, Inc., Odava, Inc., MassRoots Supply Chain, Inc., and MassRoots Blockchain Technologies, Inc., our wholly-owned subsidiaries.

Basis of Presentation

The interim unaudited condensed consolidated financial statements included herein have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). In the opinion of the Company’s management, all adjustments (consisting of normal recurring adjustments and reclassifications and non-recurring adjustments) necessary to present fairly the Company’s results of operations for the three and nine months ended September 30, 2021 and 2020, its cash flows for the nine months ended September 30, 2021 and 2020, and its financial position as of September 30, 2021 have been made. The results of operations for such interim periods are not necessarily indicative of the operating results to be expected for the full year.

Certain information and disclosures normally included in the notes to the annual consolidated financial statements have been condensed or omitted from these interim unaudited condensed consolidated financial statements. Accordingly, these interim unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2020 as filed with the SEC on April 16, 2021 (the “Annual Report”). The December 31, 2020 balance sheet is derived from those statements.

NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

MassRoots, Inc. (“MassRoots” or the “Company”) has created a technology platform for the cannabis industry focused on enabling users to share their cannabis content, follow their favorite dispensaries, and stay connected with the legalization movement. The Company was incorporated in the State of Delaware on April 26, 2013.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Our consolidated financial statements include the accounts of DDDigtal, Inc., Odava, Inc., MassRoots Supply Chain, Inc., and MassRoots Blockchain Technologies, Inc., our wholly-owned subsidiaries. All intercompany transactions were eliminated during consolidation.